Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (35,428)	$ (2,759,098)	$ (3,115,490)	$ 864,190
Adjustments to reconcile net loss to net cash used in Operating activities:
Warrant expense		1,582,072	1,582,072
Common stock issued for services		1,064,114	894,114
Depreciation expense	15,971	19,425	25,901	25,903
Operating lease expense	56,306	2,010	34,450
Changes in Operating Assets and Liabilities:
Accounts receivable	(48,300)	(136,039)
Other assets			12,500
Related party receivable			30,000	(509,283)
Draws against commissions	(33,644)		(33,241)	(148,024)
Accounts payable and accruals	(15,497)	(7,588)	31,825	(1,209)
Net cash used by operating activities	(60,592)	(235,104)	(537,869)	231,577
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Common stock issued for cash			170,000
Repayment of related party loans	(90,000)
Distributions to controlling shareholder		(45,077)
Proceeds from related parties	110,000	48,060	50,000	40,000
Loan payable				(2,193)
Net cash provided by financing activities	20,000	2,983	220,000	37,807
Net change in cash	(40,592)	(232,121)	(317,869)	269,384
Cash, at beginning of period	56,222	374,091	374,091	104,707
Cash, at end of period	15,630	141,970	56,222	374,091
Supplemental Non-Cash Disclosure:
Cash paid for interest
Cash paid for taxes
Non-cash financing activity:
Establish right of use of asset		373,489	373,489
Common stock issued for prepaid services		$ 185,000	$ 185,000